EXHIBIT 99.1

John Deere Owner Trust 2010

Statement to Noteholders

$224,000,000   Class A-1  0.34384%  Asset Backed Notes due May 16, 2011

$147,000,000   Class A-2  0.72000%  Asset Backed Notes due July 16, 2012

$267,000,000   Class A-3  1.32000%  Asset Backed Notes due May 15, 2014

$70,189,000   Class A-4  2.13000%  Asset Backed Notes due October 17, 2016

$39,240,380  Asset Backed Certificates

Payment Date:				15-Feb-12

(1)	Before giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$0.00
		(ii)	A-2 Note Pool Factor:	0.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$153,303,892.34
		(ii)	A-3 Note Pool Factor:	0.5741719

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$70,189,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(2)	Amount of principal being paid on the Notes:

	(a)	Class A-1 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(b)	Class A-2 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(c)	Class A-3 Notes:		$23,123,948.97
		per $1,000 original principal amount:		$86.61

	(d)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(e)	Total:		$23,123,948.97

(3)	(a)	Amount of interest being paid on Notes:

		(i)	Class A-1 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(ii)	Class A-2 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(iii)	Class A-3 Notes:	$168,634.28
			per $1,000 original principal amount:	$0.63

		(iv)	Class A-4 Notes:	$124,585.48
			per $1,000 original principal amount:	$1.78

		(v)	Total:	$293,219.76

(4)	(a)	Pool Balance (excluding accrued interest):
		(i)	at beginning of related Collection Period:	$261,046,155.18
		(ii)	at end of related Collection Period:	$238,510,912.68

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	(b)	Note Value:
		(i)	at beginning of related Collection Period:	$262,733,272.34
		(ii)	at end of related Collection Period:	$239,609,323.37

	(c)	Pool Face Amount:
		(i)	at beginning of related Collection Period:	$278,519,984.09
		(ii)	at end of related Collection Period:	$253,971,496.73

(5)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$0.00
		(ii)	A-2 Note Pool Factor:	0.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$130,179,943.37
		(ii)	A-3 Note Pool Factor:	0.4875653

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$70,189,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Certificate Balance:	$39,240,380.00
		(ii)	Certificate Pool Factor:	1.0000000

(6)	Amount of Servicing Fee:			$217,538.46
	per $1,000 original principal amount:			$0.29
	(a)	Amount of Servicing Fee earned:		$217,538.46
	(b)	Amount of Servicing Fee paid:		$217,538.46
	(c)	Amount of Servicing Fee Shortfall:		$0.00

(7)	Amount of Administration Fee:			$100.00

(8)	Aggregate Purchase Amounts for Collection Period:			$0.00

(9)	(i)	Amount in Reserve Account:		$14,948,588.00
	(ii)	Specified Reserve Account Balance:		$14,948,588.00

(10)	(i)	Face Amount of Receivables 60 days or more past due:		$4,295,592.40
	(ii)	Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:		1.80%

(11)	(i)	Aggregate amount of net losses for the collection period:		$43,752.23
	(ii)	Cumulative amount of net losses:		$1,250,815.72
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.17%

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